Taxation (Details) - Schedule of a Reconciliation between the Group’s Actual Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of a Reconciliation Between the Group’s Actual Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
Income/(loss) before income tax	$ (23,218,076)	$ (5,344,659)	$ 3,917,357
Income/(loss) tax expense at statutory tax rate	(5,804,519)	(1,336,164)	979,339
Additional deduction for R&D expenses	(11,671,270)	(1,087,622)	(1,005,733)
Investment loss/(income)	(18,886)	35,795	39,158
Non-deductible expenses	222,400	278,277	41,679
Tax effect of tax rate in a different jurisdiction	139,523	51,119	134,570
Effect of preferential tax rates	7,904,562	5,259	(356,448)
Deferred tax effect of tax rate change		538,660
Change in valuation allowance	15,011,112	1,697,503	719,790
Write-off of NOL	78,655	477,828
Recognized of NOL due to tax filling difference	(2,073,885)
Income tax expense	$ 3,787,692	$ 660,655	$ 552,355